Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
May 31, 2026
BAL-K6-NPRT3-0726
1.9893901.106
Common Stocks - 64.7%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	17,951	5,270,106
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	2,853	378,308
CANADA - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	8,760	655,418
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	20,098	1,135,483
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Athabasca Oil Corp (b)	384,112	3,039,685
Imperial Oil Ltd	43,746	5,190,247
Sintana Energy Inc (b)	42,101	12,826
Strathcona Resources Ltd	12,620	404,510
TOTAL ENERGY		8,647,268
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	17,382	730,255
Standard Lithium Ltd (b)	13,800	54,053
Teck Resources Ltd Class B (United States)	2,970	196,495
TOTAL MATERIALS		980,803
TOTAL CANADA		11,418,972
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	8,441	300,331
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	12,907	581,719
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	5,700	387,207
TOTAL GERMANY		968,926
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	42,922	1,516,005
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	2,128	868,298
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	7,460	11,534,732
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	4,462	937,438
TOTAL KOREA (SOUTH)		12,472,170
NETHERLANDS - 0.4%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	2,739	2,289,777
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	1,015	1,063,612
ASML Holding NV depository receipt	800	1,290,208
NXP Semiconductors NV	11,978	3,849,130
TOTAL INFORMATION TECHNOLOGY		6,202,950
TOTAL NETHERLANDS		8,492,727
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	28,526	620,037
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	13,312	637,550
TAIWAN - 1.5%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	3,000	199,115
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.5%
Chroma ATE Inc	55,000	4,412,046
Delta Electronics Inc	94,000	7,316,165
Elite Material Co Ltd	3,000	488,953
		12,217,164
Semiconductors & Semiconductor Equipment - 1.0%
Jentech Precision Industrial Co Ltd	13,000	1,467,021
Taiwan Semiconductor Manufacturing Co Ltd	120,345	8,890,682
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,303	11,843,391
		22,201,094
TOTAL INFORMATION TECHNOLOGY		34,418,258
TOTAL TAIWAN		34,617,373
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (b)(d)(e)	2	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	13,084	268,203
Tobacco - 0.1%
British American Tobacco PLC ADR	37,406	2,311,317
TOTAL CONSUMER STAPLES		2,579,520
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	182,820	519,490
Insurance - 0.2%
Aviva PLC	149,974	1,234,487
Hiscox Ltd	129,688	3,054,643
		4,289,130
TOTAL FINANCIALS		4,808,620
TOTAL UNITED KINGDOM		7,388,140
UNITED STATES - 61.2%
Communication Services - 7.0%
Diversified Telecommunication Services - 0.1%
AT&T Inc	47,274	1,172,396
Comcast Corp Class A	21,723	540,251
Verizon Communications Inc	15,119	722,839
		2,435,486
Entertainment - 0.4%
Lionsgate Studios Corp (b)	53,047	761,224
Live Nation Entertainment Inc (b)	6,570	1,106,454
Netflix Inc (b)	37,176	3,197,880
ROBLOX Corp Class A (b)	37,880	1,786,042
Take-Two Interactive Software Inc (b)	9,549	2,140,504
TKO Group Holdings Inc Class A	879	180,352
Walt Disney Co/The	15,038	1,531,320
		10,703,776
Interactive Media & Services - 6.3%
Alphabet Inc Class A	305,196	116,078,247
Epic Games Inc (b)(d)(e)	182	80,341
Meta Platforms Inc Class A	57,215	36,189,060
		152,347,648
Media - 0.2%
Charter Communications Inc Class A (b)(c)	1,318	189,858
EchoStar Corp Class A (b)(c)	15,762	2,036,293
Fox Corp Class B	16,351	938,384
Magnite Inc (b)	47,661	682,982
Paramount Skydance Corp Class B (c)	11,241	119,267
Trade Desk Inc (The) Class A (b)	10,290	221,852
		4,188,636
TOTAL COMMUNICATION SERVICES		169,675,546
Consumer Discretionary - 6.3%
Automobiles - 1.2%
General Motors Co	9,235	768,721
Tesla Inc (b)	63,967	27,876,179
Waymo LLC Class B (d)(e)	500	82,160
		28,727,060
Broadline Retail - 3.1%
Amazon.com Inc (b)	269,453	72,924,760
Etsy Inc (b)	9,105	618,412
		73,543,172
Distributors - 0.0%
LKQ Corp	27,483	745,338
Diversified Consumer Services - 0.1%
Service Corp International/US	23,419	1,760,875
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (b)	16,518	2,202,015
Booking Holdings Inc	16,270	2,724,086
Carnival Corp Ltd	41,227	1,156,830
Chipotle Mexican Grill Inc (b)	46,610	1,484,995
Churchill Downs Inc	12,735	1,110,619
Domino's Pizza Inc	4,402	1,367,173
DoorDash Inc Class A (b)	3,620	576,630
DraftKings Inc Class A (b)	35,072	858,913
Dutch Bros Inc Class A (b)	10,459	606,622
Expedia Group Inc Class A	3,286	741,946
Marriott International Inc/MD Class A1	10,624	3,990,374
Red Rock Resorts Inc Class A	7,579	442,462
Starbucks Corp	6,614	655,844
Wingstop Inc	3,246	509,492
Wyndham Hotels & Resorts Inc (c)	13,474	1,081,423
Wynn Resorts Ltd	3,139	317,730
Yum! Brands Inc	15,486	2,291,154
		22,118,308
Household Durables - 0.1%
PulteGroup Inc	15,958	1,885,916
Somnigroup International Inc	12,365	875,566
		2,761,482
Specialty Retail - 0.8%
Bath & Body Works Inc	21,804	436,516
Bob's Discount Furniture Inc	27,726	377,073
Dick's Sporting Goods Inc	3,940	896,626
Floor & Decor Holdings Inc Class A (b)	14,772	759,281
Home Depot Inc/The	13,743	4,358,455
Lithia Motors Inc	3,020	878,488
Lowe's Cos Inc	37,194	7,972,906
Ross Stores Inc	18,058	4,184,580
Valvoline Inc (b)(c)	17,362	585,968
		20,449,893
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	48,295	2,232,678
PVH Corp	12,096	1,128,315
		3,360,993
TOTAL CONSUMER DISCRETIONARY		153,467,121
Consumer Staples - 2.8%
Beverages - 0.8%
Coca-Cola Co/The	144,919	11,450,050
Constellation Brands Inc Class A	5,610	778,780
Keurig Dr Pepper Inc	110,464	3,317,234
Monster Beverage Corp (b)	16,696	1,470,584
PepsiCo Inc	23,373	3,370,153
		20,386,801
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (b)	8,529	727,353
Costco Wholesale Corp	10,141	9,698,041
Kroger Co/The	17,486	1,086,755
Target Corp	12,823	1,629,419
Walmart Inc	94,677	10,958,863
		24,100,431
Food Products - 0.2%
Bunge Global SA	4,739	584,319
JM Smucker Co	937	96,698
Lamb Weston Holdings Inc	4,771	206,012
McCormick & Co Inc/MD	7,849	371,807
Mondelez International Inc	43,376	2,653,310
		3,912,146
Household Products - 0.4%
Colgate-Palmolive Co	12,821	1,155,557
Procter & Gamble Co/The	66,258	9,511,998
		10,667,555
Personal Care Products - 0.1%
Kenvue Inc	145,608	2,516,106
Tobacco - 0.2%
Philip Morris International Inc	28,848	5,117,058
TOTAL CONSUMER STAPLES		66,700,097
Energy - 1.6%
Energy Equipment & Services - 0.0%
SLB Ltd	30,212	1,648,065
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp	24,259	4,426,297
ConocoPhillips	48,469	5,524,497
Exxon Mobil Corp	131,295	19,071,912
Phillips 66	13,513	2,376,666
Shell PLC ADR	32,055	2,696,467
Sunoco LP	7,032	456,657
Valero Energy Corp	14,686	3,595,427
		38,147,923
TOTAL ENERGY		39,795,988
Financials - 7.1%
Banks - 2.3%
Bank of America Corp	311,201	16,057,972
BOK Financial Corp	7,059	903,834
Citigroup Inc	50,677	6,380,234
JPMorgan Chase & Co	19,142	5,729,392
KeyCorp	79,322	1,691,938
M&T Bank Corp	8,026	1,734,499
Truist Financial Corp	65,515	3,158,478
UMB Financial Corp	6,652	873,142
US Bancorp	60,867	3,338,555
Wells Fargo & Co	169,949	13,177,845
		53,045,889
Capital Markets - 1.8%
Blackrock Inc	4,997	5,231,259
Blue Owl Capital Inc Class A	116,535	1,197,980
Carlyle Group Inc/The	27,237	1,237,377
Charles Schwab Corp/The	105,042	9,175,419
Evercore Inc Class A	4,901	1,670,555
Intercontinental Exchange Inc	23,788	3,517,056
KKR & Co Inc Class A	75,840	7,276,090
Lincoln International LLC	15,700	358,274
MarketAxess Holdings Inc	9,162	1,191,426
Moody's Corp	6,811	3,087,086
Nasdaq Inc	30,212	2,795,214
Raymond James Financial Inc	16,173	2,319,370
State Street Corp	22,105	3,440,422
Virtu Financial Inc Class A	40,122	2,012,118
		44,509,646
Consumer Finance - 0.2%
Capital One Financial Corp	22,771	4,279,354
SLM Corp	45,890	1,015,087
		5,294,441
Financial Services - 1.8%
Apollo Global Management Inc	34,349	4,421,060
Berkshire Hathaway Inc Class A (b)	4	2,843,600
Berkshire Hathaway Inc Class B (b)	9,514	4,514,203
Corebridge Financial Inc	66,906	1,806,462
Corpay Inc (b)	8,386	3,034,055
Global Payments Inc	26,110	1,971,566
Mastercard Inc Class A	51,389	25,385,138
		43,976,084
Insurance - 1.0%
American Financial Group Inc/OH	16,200	2,102,760
Arthur J Gallagher & Co	21,279	4,279,420
Baldwin Insurance Group Inc/The Class A (b)	77,592	1,506,837
Brown & Brown Inc	59,448	3,343,950
Chubb Ltd	23,076	7,193,481
Hartford Insurance Group Inc/The	14,628	1,859,658
Reinsurance Group of America Inc	17,330	3,478,824
Unum Group	9,301	774,122
		24,539,052
TOTAL FINANCIALS		171,365,112
Health Care - 5.0%
Biotechnology - 0.9%
AbbVie Inc	27,654	6,020,829
Biogen Inc (b)	4,627	906,892
Cogent Biosciences Inc (b)	27,348	956,086
Dianthus Therapeutics Inc (b)	4,908	456,493
Gilead Sciences Inc	53,550	7,198,727
Intellia Therapeutics Inc (b)(c)	18,608	261,815
Kailera Therapeutics Inc (b)	9,700	222,517
Kymera Therapeutics Inc (b)	5,900	480,378
Moderna Inc (b)	20,489	966,876
Natera Inc (b)	3,348	747,843
Nuvalent Inc Class A (b)	8,766	967,679
Oruka Therapeutics Inc (b)	2,427	142,051
Praxis Precision Medicines Inc (b)	1,155	404,215
Revolution Medicines Inc (b)	3,418	538,267
Roivant Sciences Ltd (b)	14,066	421,839
Travere Therapeutics Inc (b)	9,853	464,865
Vaxcyte Inc (b)	8,419	432,737
		21,590,109
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp (b)	49,827	4,308,541
Intuitive Surgical Inc (b)	9,383	3,984,397
Medline Inc Class A	11,417	417,406
Shoulder Innovations Inc	18,076	265,717
Stryker Corp	6,383	1,947,389
		10,923,450
Health Care Providers & Services - 1.0%
Cencora Inc	10,565	2,845,788
CVS Health Corp	73,879	6,721,511
Elevance Health Inc	12,832	5,045,414
Guardant Health Inc (b)	6,303	817,436
HCA Healthcare Inc	3,208	1,214,356
UnitedHealth Group Inc	22,721	8,641,025
		25,285,530
Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc	16,618	2,252,238
Bio-Techne Corp	10,505	542,898
Danaher Corp	24,041	4,391,570
Thermo Fisher Scientific Inc	2,710	1,334,702
Waters Corp (b)	686	263,129
West Pharmaceutical Services Inc	5,858	1,891,021
		10,675,558
Pharmaceuticals - 2.2%
Amylyx Pharmaceuticals Inc (b)	31,064	445,768
Axsome Therapeutics Inc (b)	1,636	383,609
Elanco Animal Health Inc (b)	95,653	2,281,324
Eli Lilly & Co	22,885	25,287,926
Jazz Pharmaceuticals PLC (b)	13,309	3,147,445
Johnson & Johnson	45,683	10,293,751
Merck & Co Inc	74,459	8,839,772
Roche Holding AG	4,362	1,840,249
		52,519,844
TOTAL HEALTH CARE		120,994,491
Industrials - 5.6%
Aerospace & Defense - 1.8%
Boeing Co (b)	30,660	7,087,059
GE Aerospace	40,677	13,169,586
Howmet Aerospace Inc	28,164	7,273,353
Lockheed Martin Corp	8,310	4,408,040
Northrop Grumman Corp	5,172	2,915,353
RTX Corp	12,384	2,224,909
Space Exploration Technologies Corp (b)(d)(e)	13,500	1,421,820
TransDigm Group Inc	2,818	3,545,946
		42,046,066
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	2,392	427,331
FedEx Corp	4,660	1,918,755
		2,346,086
Building Products - 0.4%
Trane Technologies PLC	21,051	9,500,316
Commercial Services & Supplies - 0.2%
Cintas Corp	12,677	2,171,063
Republic Services Inc	10,924	2,189,607
		4,360,670
Construction & Engineering - 0.2%
MasTec Inc (b)	592	223,995
Quanta Services Inc	6,474	4,607,740
		4,831,735
Electrical Equipment - 0.8%
AMETEK Inc	22,185	5,010,482
Eaton Corp PLC	11,326	4,537,196
GE Vernova Inc	10,180	9,857,498
Nextpower Inc Class A (b)	2,845	444,957
		19,850,133
Ground Transportation - 0.4%
CSX Corp	54,438	2,463,864
Old Dominion Freight Line Inc	13,505	3,040,651
Uber Technologies Inc (b)	44,117	3,105,837
Union Pacific Corp (c)	5,850	1,536,443
		10,146,795
Machinery - 1.5%
Caterpillar Inc	11,887	10,411,467
Cummins Inc	9,967	6,444,961
Dover Corp	11,659	2,464,246
Ingersoll Rand Inc	26,141	1,872,740
PACCAR Inc	34,261	3,781,387
Parker-Hannifin Corp	10,125	8,551,879
Westinghouse Air Brake Technologies Corp	11,673	3,048,521
		36,575,201
Professional Services - 0.1%
TransUnion	29,098	2,082,253
Trading Companies & Distributors - 0.1%
Fastenal Co	33,047	1,460,677
United Rentals Inc	1,509	1,502,466
		2,963,143
TOTAL INDUSTRIALS		134,702,398
Information Technology - 22.2%
Communications Equipment - 1.0%
Arista Networks Inc (b)	71,931	11,470,837
Cisco Systems Inc	86,084	10,366,235
Lumentum Holdings Inc (b)	2,706	2,313,522
Motorola Solutions Inc	3,063	1,235,246
		25,385,840
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	42,068	6,258,036
Coherent Corp (b)	7,010	2,533,905
Corning Inc	27,056	4,901,465
Flex Ltd (b)	4,000	603,120
Keysight Technologies Inc (b)	1,600	541,327
		14,837,853
Semiconductors & Semiconductor Equipment - 12.3%
Advanced Micro Devices Inc (b)	33,271	17,171,163
Applied Materials Inc	13,900	6,255,834
Axcelis Technologies Inc (b)	1,700	255,697
Broadcom Inc	101,932	45,540,160
Cerebras Systems Inc Class A (b)	5,134	1,216,707
Cerebras Systems Inc Class B (f)	300	71,097
Intel Corp (b)	100,800	11,559,744
KLA Corp	3,100	5,957,301
Lam Research Corp	35,913	11,426,798
MACOM Technology Solutions Holdings Inc (b)	13,559	4,944,154
Marvell Technology Inc	43,553	8,928,365
Micron Technology Inc	33,318	32,351,778
Monolithic Power Systems Inc	490	767,443
NVIDIA Corp	671,969	141,879,535
Rambus Inc (b)	18,300	2,661,918
SiTime Corp (b)	4,700	3,337,940
Teradyne Inc	5,200	1,946,412
Veeco Instruments Inc (b)	1,019	58,735
		296,330,781
Software - 3.8%
Cadence Design Systems Inc (b)	15,270	5,725,181
Canva Inc Class A (b)(d)(e)	200	254,173
Datadog Inc Class A (b)	54,362	13,446,441
Microsoft Corp	145,414	65,471,199
Oracle Corp	1,428	322,414
Palantir Technologies Inc Class A (b)	3,266	511,260
Synopsys Inc (b)	11,032	5,247,040
		90,977,708
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	295,992	92,367,264
Sandisk Corp/DE (b)	305	516,969
Seagate Technology Holdings PLC	14,802	13,022,800
Western Digital Corp	6,600	3,505,986
		109,413,019
TOTAL INFORMATION TECHNOLOGY		536,945,201
Materials - 1.1%
Chemicals - 0.6%
Air Products and Chemicals Inc	4,972	1,385,299
Albemarle Corp	5,690	1,003,830
Balchem Corp	1,928	302,175
Corteva Inc	19,435	1,521,372
Dow Inc	20,727	699,536
Ecolab Inc	7,737	1,980,672
Linde PLC	11,870	5,907,580
LyondellBasell Industries NV Class A1	9,165	610,847
Mosaic Co/The	9,965	238,164
Sherwin-Williams Co/The	4,010	1,218,398
Solstice Advanced Materials Inc	6,825	574,870
		15,442,743
Construction Materials - 0.1%
CRH PLC	11,450	1,245,646
James Hardie Industries PLC (b)	29,766	692,952
Martin Marietta Materials Inc	2,533	1,473,294
		3,411,892
Containers & Packaging - 0.1%
Packaging Corp of America	1,360	297,718
Smurfit Westrock PLC	23,200	954,680
TriMas Corp	1,640	67,125
		1,319,523
Metals & Mining - 0.3%
Freeport-McMoRan Inc	34,132	2,242,814
Newmont Corp	23,745	2,607,438
Nucor Corp	8,633	2,158,250
		7,008,502
TOTAL MATERIALS		27,182,660
Real Estate - 1.2%
Health Care REITs - 0.2%
Ventas Inc	55,277	4,666,484
Industrial REITs - 0.1%
Prologis Inc	19,918	2,857,636
Terreno Realty Corp	7,990	524,863
		3,382,499
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	61,994	510,211
CoStar Group Inc (b)	8,574	276,083
Jones Lang LaSalle Inc (b)	4,401	1,242,446
		2,028,740
Residential REITs - 0.1%
Camden Property Trust	22,882	2,438,306
Invitation Homes Inc	20,212	591,201
		3,029,507
Retail REITs - 0.1%
Acadia Realty Trust	23,891	526,080
Federal Realty Investment Trust	5,401	646,122
Macerich Co/The	67,943	1,530,076
Tanger Inc	10,817	390,169
		3,092,447
Specialized REITs - 0.6%
American Tower Corp	17,372	3,247,869
Equinix Inc	3,774	4,030,783
Extra Space Storage Inc	13,445	1,940,248
Iron Mountain Inc	12,471	1,599,406
SBA Communications Corp Class A	3,080	625,732
VICI Properties Inc	42,044	1,186,482
		12,630,520
TOTAL REAL ESTATE		28,830,197
Utilities - 1.3%
Electric Utilities - 0.9%
Alliant Energy Corp	14,451	1,034,836
American Electric Power Co Inc	17,869	2,263,466
Constellation Energy Corp	8,490	2,442,998
Duke Energy Corp	16,710	2,050,818
Entergy Corp	16,913	1,844,363
Evergy Inc	12,640	1,036,986
NextEra Energy Inc	54,774	4,765,886
NRG Energy Inc	12,680	1,700,134
PG&E Corp	72,824	1,189,944
Pinnacle West Capital Corp	2,330	232,394
PPL Corp	33,360	1,180,610
Southern Co/The	10,211	939,923
Xcel Energy Inc	21,748	1,728,966
		22,411,324
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co (b)	5,470	200,530
Vistra Corp	10,455	1,675,205
		1,875,735
Multi-Utilities - 0.3%
Ameren Corp	12,368	1,335,373
CenterPoint Energy Inc	32,262	1,363,392
Dominion Energy Inc	20,810	1,393,021
NiSource Inc	25,308	1,169,736
Sempra	21,340	1,902,034
		7,163,556
TOTAL UTILITIES		31,450,615
TOTAL UNITED STATES		1,481,109,426
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	6,013	185,103
TOTAL COMMON STOCKS (Cost $847,927,017)		1,566,243,472

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (b)(d)(e)	1,863	591,614
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	957	195,600
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	6,632	84,027
UNITED STATES - 0.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(d)(e)	1,516	249,109
Waymo LLC Series D-2 (d)(e)	1,700	279,344
TOTAL CONSUMER DISCRETIONARY		528,453
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (b)(d)(e)	2,024	526
ABL Space Systems Co Series A9 (b)(d)(e)	1,315	342
Anduril Industries Inc Series H (d)(e)	2,100	144,795
TOTAL INDUSTRIALS		145,663
Information Technology - 0.5%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (b)(d)(e)	6,103	169,663
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	3,298	21,074
Software - 0.5%
Algolia Inc Series D (b)(d)(e)	3,612	57,720
Anthropic PBC Series F (d)(e)	2,200	1,295,822
Anthropic PBC Series G (d)(e)	6,200	3,651,862
Anthropic PBC Series H (d)(e)	5,100	3,003,951
Databricks Inc Series G (b)(d)(e)	444	84,360
Databricks Inc Series H (b)(d)(e)	2,574	489,060
Databricks Inc Series L (d)(e)	399	75,810
OpenAI Group Pbc Series A-2 (d)(e)	602	413,990
OpenAI Group Pbc Series A-3 (d)(e)	77	52,952
OpenAI Group Pbc Series C (d)(e)	100	68,769
Skyryse Inc Series B (b)(d)(e)	7,300	169,579
World Labs Technologies Inc Series C (d)(e)	1,100	346,104
World Labs Technologies Inc Series C PRIME (d)(e)	1,363	459,236
		10,169,215
TOTAL INFORMATION TECHNOLOGY		10,359,952
TOTAL UNITED STATES		11,034,068
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,868,766)		11,905,309

Fixed-Income Funds - 34.2%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (g) (Cost $855,715,030)	8,437,491	829,827,237

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d)(e) (Cost $217,134)	12,063	70,206

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/25/2026 (i)	3.61	240,000	239,419
US Treasury Bills 0% 8/20/2026 (i)	3.62	510,000	505,927
TOTAL U.S. TREASURY OBLIGATIONS (Cost $745,358)			745,346

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.67	17,963,984	17,967,577
Fidelity Securities Lending Cash Central Fund (j)(k)	3.67	3,189,356	3,189,675
TOTAL MONEY MARKET FUNDS (Cost $21,157,252)			21,157,252

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,733,630,557)	2,429,948,822
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,875,649)
NET ASSETS - 100.0%	2,423,073,173

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	30	6/2026	11,393,625	1,537,150

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,333,499 or 0.6% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $71,097 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $745,346.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,647,391.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	80,344

ABL Space Systems Co Series A9	10/22/2021	79,963

Algolia Inc Series D	7/23/2021	105,633

Anduril Industries Inc Series H	5/12/2026	144,801

Anthropic PBC Series F	8/18/2025	310,129

Anthropic PBC Series G	1/27/2026	1,606,646

Anthropic PBC Series H	5/28/2026	3,003,948

Astranis Space Technologies Corp Series C	3/19/2021	133,783

Bolt Technology OU Series E	1/3/2022	248,625

Bytedance Ltd Series E1	11/18/2020	204,137

Canva Inc Class A	8/19/2025 - 11/12/2025	329,228

Cazoo Group Ltd	3/28/2021	46,072

Checkr Inc Series E	8/24/2021	217,134

Databricks Inc Series G	2/1/2021	26,250

Databricks Inc Series H	8/31/2021	189,149

Databricks Inc Series L	12/18/2025	75,810

Epic Games Inc	3/29/2021	161,070

Gupshup Inc	6/8/2021	75,409

OpenAI Group Pbc Series A-2	9/30/2024	113,208

OpenAI Group Pbc Series A-3	8/4/2025	23,700

OpenAI Group Pbc Series C	3/27/2026	68,769

Skyryse Inc Series B	10/21/2021	180,164

Space Exploration Technologies Corp	2/16/2021 - 12/12/2025	237,098

Starling Bank Ltd	6/18/2021	326,861

Waymo LLC Class B	4/22/2026	82,158

Waymo LLC Series C2	10/18/2024	118,553

Waymo LLC Series D-2	2/2/2026	279,337

World Labs Technologies Inc Series C	2/17/2026	286,262

World Labs Technologies Inc Series C PRIME	2/17/2026	461,117

Xsight Labs Ltd Series D	2/16/2021	53,029

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,763,380	304,679,696	309,475,009	857,969	(490)	-	17,967,577	17,963,984	0.0%
Fidelity High Income Central Fund	2	-	2	-	-	-	-	-	0.0%
Fidelity Investment Grade Bond Central Fund	734,554,332	120,538,842	19,527,975	24,662,631	(1,971,738)	(3,766,224)	829,827,237	8,437,491	1.9%
Fidelity Securities Lending Cash Central Fund	4,467,435	47,307,732	48,585,563	8,914	71	-	3,189,675	3,189,356	0.0%
Total	761,785,149	472,526,270	377,588,549	25,529,514	(1,972,157)	(3,766,224)	850,984,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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